Convertible Preferred Stock and Stockholders' Deficit - Additional Information (Detail) - USD ($)		1 Months Ended			3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Nov. 04, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Temporary Equity [Line Items]
Proceeds from the sale of convertible preferred stock, net of issuance costs							$ 14,379,000	$ 29,914,000	$ 52,468,000	$ 29,856,000
Aggregate indebtedness			$ 5,000,000						$ 5,000,000
Minimum
Temporary Equity [Line Items]
Preferred stock, shares outstanding			6,000,000						6,000,000
Preferred stock voting rights percent									65.00%
Underwritten Public Offering | Minimum
Temporary Equity [Line Items]
Shares issued, price per share			$ 13.7550						$ 13.7550
Proceeds from the sale of convertible preferred stock, net of issuance costs									$ 30,000,000
Common Stock | Subsequent Event
Temporary Equity [Line Items]
Conversion of convertible preferred stock, common stock shares issued	17,467,184
Series C Convertible Preferred Stock
Temporary Equity [Line Items]
Shares issued, price per share				$ 2.2925
Proceeds from the sale of convertible preferred stock, net of issuance costs				$ 29,900,000
Dividends per share, declared									$ 0.18
Preferred stock, voting rights									One vote for each share of common stock into which such shares of preferred stock are convertible
Series C-2 Convertible Preferred Stock
Temporary Equity [Line Items]
Shares issued, price per share		$ 2.2925	$ 2.2925		$ 2.2925	$ 2.2925			$ 2.2925
Proceeds from the sale of convertible preferred stock, net of issuance costs		$ 7,000,000	$ 22,600,000			$ 14,400,000			$ 22,600,000
Dividends per share, declared									$ 0.18
Preferred stock, voting rights									One vote for each share of common stock into which such shares of preferred stock are convertible
Series C-2 Convertible Preferred Stock | Subsequent Event
Temporary Equity [Line Items]
Shares issued, price per share		$ 2.2925			$ 2.2925
Proceeds from the sale of convertible preferred stock, net of issuance costs					$ 7,000,000
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Dividends per share, declared									$ 0.08
Preferred stock, voting rights									One vote for each share of common stock into which such shares of preferred stock are convertible
Series B Convertible Preferred Stock
Temporary Equity [Line Items]
Dividends per share, declared									$ 0.16
Preferred stock, voting rights									One vote for each share of common stock into which such shares of preferred stock are convertible